Annual Total Returns [BarChart] - AMG GW&K Global Allocation Fund - Class N	May 01, 2021
Bar Chart Table:
Annual Return 2011	6.45%
Annual Return 2012	9.86%
Annual Return 2013	17.14%
Annual Return 2014	9.69%
Annual Return 2015	2.19%
Annual Return 2016	4.59%
Annual Return 2017	15.54%
Annual Return 2018	(2.89%)
Annual Return 2019	16.96%
Annual Return 2020	18.92%